LEASES (Tables)	12 Months Ended
Mar. 31, 2018
LEASES
Schedule of future minimum lease payments under noncancellable operating leases and capital leases

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2019	¥311,388	¥53,465
2020	290,902	50,294
2021	271,840	29,831
2022	263,272	10,096
2023	183,543	162
Total minimum lease payments	¥1,320,945	¥143,848

Less amounts representing interest		5,907
Present value of minimum lease payments		137,941
Less current portion		49,655
Noncurrent portion		¥88,286